Inventories, net - Summary of Inventories (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
Raw materials	$ 67	$ 77	$ 68
Work- in- process	17	19	19
Finished goods	218	208	189
Inventories, net	$ 302	$ 304	$ 276